Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Other Employee-Related Obligations
Schedule of other employee-related liabilities

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,632	426	4,058	3,717	398	4,115
/ Other non-financial liabilities	4,818	705	5,523	5,203	860	6,063
Other employee-related liabilities as % of / Other non-financial liabilities	75	60	73	71	46	68